CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY - USD ($)	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Sep. 30, 2017	23,334	0	1,785,715	1,016,004	4,655,486
Beginning balance, amount at Sep. 30, 2017	$ 23	$ 0	$ 1,790	$ 1,015	$ 4,655	$ 27,565,453	$ (31,533,727)	$ (3,960,791)
Stock compensation expense - employee options						50,899		50,899
Issuance of common stock for services, shares					1,279,676
Issuance of common stock for services, amount					$ 1,280	439,039		440,319
Issuance of Series D Convertible Preferred Stock, amount						817,802		817,802
Issuance of common stock for conversion of liabilities, shares					2,435,000
Issuance of common stock for conversion of liabilities, amount					$ 2,435	709,515		711,950
Issuance of common stock for cash, shares					7,000,000
Issuance of common stock for cash, amount					$ 7,000	1,743,000		1,750,000
Stock based compensation - warrants						239,680		239,680
Issuance of common stock for technology, shares					2,000,000
Issuance of common stock for technology, amount					$ 2,000	518,000		520,000
Issuance of common stock for warrant exercise, shares					158,006
Issuance of common stock for warrant exercise, amount					$ 158	79,989		(80,147)
Conversion of Series A Convertible Preferred Stock, shares	(3,334)				3,334
Conversion of Series A Convertible Preferred Stock, amount	$ (12)				$ 3	9		0
Beneficial conversion feature (Note 10)								0
Issuance of warrant to debt holders (Note 10)								0
Issuance of warrants for services related to debt offereing (Note 10)								0
Net loss							(3,257,597)	(3,257,597)
Ending balance, shares at Sep. 30, 2018	20,000	0	1,785,715	1,016,004	17,531,502
Ending balance, amount at Sep. 30, 2018	$ 11	$ 0	$ 1,790	$ 1,015	$ 17,531	32,163,386	(34,791,324)	(2,607,590)
Stock compensation expense - employee options						1,141,674		1,141,674
Issuance of common stock for services, shares					245,000
Issuance of common stock for services, amount					$ 245	348,655		348,900
Stock based compensation - warrants						117,458		117,458
Issuance of common stock for technology, amount								0
Issuance of common stock for warrant exercise, shares					509,656
Issuance of common stock for warrant exercise, amount					$ 510	(510)		0
Conversion of Series A Convertible Preferred Stock, shares	(20,000)				80,000
Conversion of Series A Convertible Preferred Stock, amount	$ (11)				$ 80	(69)		0
Beneficial conversion feature (Note 10)						2,857,960		2,857,960
Issuance of warrant to debt holders (Note 10)						1,384,530		1,384,530
Issuance of warrants for services related to debt offereing (Note 10)						1,072,095		1,072,095
Net loss							(7,612,316)	(7,612,316)
Ending balance, shares at Sep. 30, 2019	0	0	1,785,715	1,016,004	18,366,178
Ending balance, amount at Sep. 30, 2019	$ 0	$ 0	$ 1,790	$ 1,015	$ 18,366	$ 39,085,179	$ (42,403,640)	$ (3,297,290)